CAPITALIZED SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2023
Capitalized Software
SCHEDULE OF CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2023	December 31, 2022
Capitalized software	$3,594,249	$3,178,850
Accumulated amortization	(2,823,116)	(2,428,995)
Capitalized software, net	$771,133	$749,855

SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE	Estimated amortization for capitalized software for future periods is as follows:
Year Ended December 31,
2024	$386,591
2025	326,062
2026	58,480
$771,133